GENERAL AND ADMINISTRATIVE EXPENSE	6 Months Ended
Jun. 30, 2019
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSE
GENERAL AND ADMINISTRATIVE EXPENSE
The components of general and administrative expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Employee compensation and benefits	$94	$47	$182	$95
Management fees	34	36	72	74
Transaction costs	20	41	42	78
Other	71	59	146	105
Total general and administrative expense	$219	$183	$442	$352